Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions
26.	Provisions

(1)	Provisions as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,093,625	—	1,145,049	—
Litigation
Litigation provisions		9,350	479,071	10,114	342,213
Decommissioning cost
Nuclear plants		79,501	23,192,872	55,874	24,121,023
Spent fuel		799,384	2,124,361	700,694	2,044,650
Radioactive waste		84,485	1,677,306	72,616	1,699,429
PCBs		—	39,389	—	14,073
Other recovery provisions		—	50,407	—	55,843
Others
Power plant regional support program		130,256	—	132,818	—
Transmission regional support program (* 1 )		302,631	—	344,824	—
Provisions for financial guarantee		26,440	4,484	21,815	28,894
Provisions for greenhouse gas emissions obligations		156,463	—	151,187	—
Provision for onerous contracts (*2)		434	1,333	1,448,037	1,656
Others		111,402	267,811	87,215	555,919

	￦	2,793,971	27,837,034	4,170,243	28,863,700

(* 1 )
The Company recognized
reimbursement assets of

￦46,444 million and ￦46,069 million as of December 31, 2024 and 2025, respectively, in connection with the provisions for support projects for areas adjacent to transmission and substation facilities.

(*2)
The Company recognized provisions for onerous contracts for those construction contracts where the total estimated contract costs exceed the total contract revenue. Detailed information regarding construction contracts is described in Note 20.

(2)	Changes in provisions for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	999,691	1,226,957	(1,127,746)	(5,379)	102	1,093,625
Litigation
Litigation provisions		177,018	373,328	(26,040)	(35,885)	—	488,421
Decommissioning cost
Nuclear plants		21,646,887	1,692,508	(66,971)	—	(51)	23,272,373
Spent fuel		2,925,734	842,753	(463,388)	(381,354)	—	2,923,745
Radioactive waste		1,908,085	113,342	(56,907)	(202,729)	—	1,761,791
PCBs		57,944	7,049	(25,604)	—	—	39,389
Other recovery provisions		36,082	4,479	(879)	—	10,725	50,407
Others
Power plant regional support program		130,034	55,761	(55,539)	—	—	130,256
Transmission regional support program		256,006	202,882	(156,257)	—	—	302,631
Provisions for financial guarantee		49,992	11,347	(25,723)	(5,086)	394	30,924
Provisions for RPS		36,074	891,143	(862,039)	(65,178)	—	—
Provisions for greenhouse gas emissions obligations		18,672	164,438	(17,659)	(5,611)	(3,377)	156,463
Provision for onerous contracts		2,733	348	—	(1,314)	—	1,767
Others		290,217	294,606	(126,693)	(1,127)	(77,790)	379,213

	￦	28,535,169	5,880,941	(3,011,445)	(703,663)	(69,997)	30,631,005

		2025
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,093,625	1,364,058	(1,301,555)	(11,079)	—	1,145,049
Litigation
Litigation provisions		488,421	44,700	(167,170)	(13,638)	14	352,327
Decommissioning cost
Nuclear plants		23,272,373	1,005,286	(63,355)	(37,407)	—	24,176,897
Spent fuel		2,923,745	578,601	(411,377)	(345,625)	—	2,745,344
Radioactive waste		1,761,791	108,910	(56,879)	(41,777)	—	1,772,045
PCBs		39,389	1,144	(19,958)	(6,502)	—	14,073
Other recovery provisions		50,407	18,963	(1,290)	(280)	(11,957)	55,843
Others
Power plant regional support program		130,256	59,769	(57,207)	—	—	132,818
Transmission regional support program		302,631	212,701	(170,508)	—	—	344,824
Provisions for financial guarantee		30,924	45,864	(22,553)	(3,347)	(179)	50,709
Provisions for RPS		—	1,107,704	(1,101,002)	(6,702)	—	—
Provisions for greenhouse gas emissions obligations		156,463	247,135	(241,024)	(7,204)	(4,183)	151,187
Provision for onerous contracts		1,767	1,448,691	—	(765)	—	1,449,693
Others		379,213	308,807	(44,620)	(147)	(119)	643,134

	￦	30,631,005	6,552,333	(3,658,498)	(474,473)	(16,424)	33,033,943

(3)	Greenhouse gas emissions rights and obligations:

(i)	Allowances received free of charge from the government for each compliance year in the commitment period as of December 31, 2025 are as follows:

	3rd planned period
	2021	2022	2023	2024	2025	Total

	In ten thousands of tons(tCO2-eq)
Allowances received free of charge from the government	15,831	14,542	14,575	12,451	11,838	69,237

(ii)	Changes in greenhouse gas emissions rights for each of the two years ended December 31, 2024 and 2025 are as follows:

	3rd commitment period
	2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount
	In ten thousands of tons(tCO2-eq), millions of won
Beginning (*)	14,829	25,128	11,952	99,968	9,288	6,873	36,069	131,969
Purchase (Sell)	1,536	135,837	1,674	174,991	—	—	3,210	310,828
Government Submission	(14,780)	(39,968)	(657)	(53,727)	—	—	(15,437)	(93,695)
Carry Forward (Borrowing)	(1,585)	(129,188)	1,043	44,430	828	128,417	286	43,659
ETC	—	8,191	—	(53,693)	—	244	—	(45,258)

Ending	—	—	14,012	211,969	10,116	135,534	24,128	347,503

(*)	Changes in emission rights due to allowances additionally allocated or cancelled are reflected.

	3rd commitment period
	2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
	In ten thousands of tons(tCO2-eq), millions of won
Beginning (*1)	13,784	129,571	11,402	68,476	25,186	198,047
Purchase (Sell)	1,833	176,441	1,823	179,183	3,656	355,624
Government Submission	(13,884)	(159,199)	(2,858)	(240,001)	(16,742)	(399,200)
Carry Forward (Borrowing)	(1,708)	(146,813)	1,275	92,621	(433)	(54,192)
ETC	—	—	25	7,271	25	7,271

Ending (*2)	25	—	11,667	107,550	11,692	107,550

(*1)	Changes in emission rights due to allowances additionally allocated or cancelled are reflected.

(*2)
Current greenhouse gas emissions rights represent those expected to be surrendered to the government or sold within one year from the end of the reporting period. Non-current greenhouse gas emissions rights, amounting to ￦108,300 million, are classified as other intangible assets (See Note 21).

(iii)	The Company does not have greenhouse gas emissions rights pledged as collateral as of December 31, 2025.

(iv)	The Company does not hold any greenhouse gas emissions rights prepared for generating a profit from short-term fluctuations in price as of December 31, 2025.

(v)	The estimated greenhouse gas emission of the Company for the year ended December 31, 2025 is 11,401 ten thousand tons.